Derivative Instruments and Hedging Activities - Schedule of Fair Value of Derivatives by Category (Detail) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 2,013	$ 26,109
Other Current Liabilities [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 2,013	1,321
Other Long-term Liabilities [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value		$ 24,788